Related Party Transactions - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Related Party Transaction [Line Items]
Purchases of property, plant and equipment	¥ 493,189	¥ 498,668	¥ 535,999
Percentage of ownership in NTT Finance	99.99%
Percentage of voting interest	2.92%
Bailment in Cash and cash equivalents	¥ 11,930	346,911
Bailment in Other assets		240,000
Bailment in Cash and cash equivalents and Other assets		¥ 586,911
Contracts Average interest rate	0.10%	0.20%
Bailment in Short term investments	¥ 240,000
Bailment in Cash and cash equivalents, Short term investments and Other assets	251,930
Average balance of contracts of bailment expired	111,077	¥ 99,206	67,836
Interest income derived from contracts	589	796	248
Amount of transactions with related party	3,862,878	3,717,135	2,741,252
Amount of selling, general and administrative expenses resulting from transactions with related party	67,327	64,789	65,280
Other receivables, net	259,218	248,732	240,205
Related parties
Related Party Transaction [Line Items]
Purchases of property, plant and equipment	¥ 59,925	¥ 75,768	¥ 93,207
Maximum
Related Party Transaction [Line Items]
Contracts remaining terms to maturity	1 year	2 years